Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Trade and other receivables

7 Trade and other receivables

(€ million)	December 31, 2019	December 31, 2018
Trade receivables	8,519	9,520
Receivables from divestments	30	122
Receivables from joint ventures in exploration and production activities	2,637	3,024
Other receivables	1,687	1,435
	12,873	14,101

Generally, trade receivables do not bear interest and provide payment terms within 180 days.

Trade receivables decreased by €1,001 million, of which €874 million related to the Gas & Power segment following a drop in prices and volumes of gas sold in the fourth quarter 2019 compared to the same period of 2018.

At December 31, 2019, Eni sold without recourse receivables due in 2020 for €1,782 million (€1,769 million at December 31, 2018 due in 2019). Derecognized receivables related to the Gas & Power segment for €1,369 million and to the Refining & Marketing and Chemical business line for €413 million.

Receivables from divestments decreased by €92 million during 2019 due to the collection of the last installment of €123 million related to the sale of a 10% interest in the Zohr asset in Egypt made to BP in 2017.

Receivables from joint ventures in exploration and production activities included amounts due by partners in unincorporated joint operations in Nigeria for €1,052 million (€977 million at December 31, 2018) in respect of the contractual recovery of expenditures incurred at certain projects operated by Eni. The amount due by the Nigerian national oil company NNPC was €764 million (€681 million at December 31, 2018), of which 70% is overdue. This overdue amount is subject to a “Repayment Agreement”, whereby Eni is to be reimbursed through the sale of the profit oil attributable to NNPC in certain rig-less petroleum initiatives with low mineral risk. Based on Eni’s Brent price scenario, the reimbursement will be accomplished over a time horizon of three to five years. This plan has allowed to recover about 45% of the original amount from the implementation of the agreement two years ago. The overdue receivable is stated net of a discount factor. A local oil company owed us about €113 million, net of a provision based on the loss given default (LGD) defined by Eni for international oil companies. Initiatives for the definition of a repayment plan are underway. A receivable of equivalent amount was reclassified to non-current assets following the definition of a repayment plan based on the attribution to Eni of the proceeds for the sale of the productions attributable to the partner. This receivable has been considered as performing because the production is operated by Eni.

Other receivables comprised the recoverable amounts for €373 million (€300 million at December 31, 2018) of certain overdue trade receivables towards the state-owned oil company of Venezuela, PDVSA, in relation to gas equity volumes supplied by the joint venture Cardón IV, equally participated by Eni and Repsol. Those trade receivables were agreed to be transferred from the joint venture to the two shareholders. The receivables are stated net of an allowance for doubtful accounts determined on the basis of the average recovery percentages obtained by creditors in the context of sovereign defaults, adjusted to reflect the strategic value of the Oil&Gas sector, and also applied for assessing the recoverability of the carrying amount of the investment and the long-term interest in the initiative, as described in note 16 - Other financial assets.

Trade and other receivables stated in euro and U.S. dollars amounted to €6,303 million and €5,480 million, respectively.

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

					Eni gas
	Performing receivables			Defaulted	e luce
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2019
Business customers	1,922	2,882	840	1,396		7,040
National Oil Companies and public administrations	1,201	472	244	2,710		4,627
Other counterparties	1,646	103	381	217	2,105	4,452
Gross amount	4,769	3,457	1,465	4,323	2,105	16,119
Allowance for doubtful accounts	(13)	(4)	(16)	(2,547)	(666)	(3,246)
Net amount	4,756	3,453	1,449	1,776	1,439	12,873
Expected loss (% net of counterpart risk mitigation factors)	0.3	0.1	1.1	58.9	31.6	20.1
December 31, 2018
Business customers	2,454	3,585	1,152	1,350		8,541
National Oil Companies and public administrations	1,292	157	672	2,217		4,338
Other counterparties	1,494	77	156	271	2,374	4,372
Gross amount	5,240	3,819	1,980	3,838	2,374	17,251
Allowance for doubtful accounts	(9)	(3)	(44)	(2,237)	(857)	(3,150)
Net amount	5,231	3,816	1,936	1,601	1,517	14,101
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.1	2.6	62.5	36.1	18.3

Eni has classified its business customers and the associated commercial or industrial exposures based on an individual assessment of the credit merit and the counterparty risks. Business customers other than National Oil Companies (NOC) and public administrations, each of whom have undergone specific credit evaluations, have been assigned a probability of default calculated based on internal ratings which factor in: (i) a full assessment of each customer profitability, financial condition and liquidity and business a financial prospects on an ongoing basis; (ii) history of the contractual relationship (timeliness in invoice payment, number of claims, etc.); (iii) presence of mitigation factors of the credit risk (e.g. securitization package, insurance against the credit risk, guarantee from third parties, etc.); (iv) other specialized pieces of information obtained by the Company’s business commercial departments or by specialized info-providers; (v) industrial and market trends. Internal ratings and the probability of default are constantly updated by means of back-testing analysis and risk assessment of the current credit portfolio. The loss given default associated with those industrial customers is estimated by the business departments based on the past experience in credit recoverability; in the case of defaulting customers, loss given default is estimated based on the recovery rates obtained in situations of credit restructurings or litigation procedures.

The probability of default associated with NOCs and public administrations is estimated based on the country risk premium incorporated in the risk-adjusted weighted average cost of capital utilized by the Company to perform the impairment review of its fixed assets. The loss given default of these business partners, essentially represented by the probability of a delay in repaying due amounts, is estimated based on historical averages of delays in collecting overdue receivables, substantially assessing the time value of money. The resulting loss given default is adjusted to factor in any existing mitigation factor. In case of particular market conditions or sovereign defaults, the expected loss associated with NOCs is re-rated based on the empirical evidence and outcomes obtained from restructuring of sovereign debts considering the specificities of trading relationships with energy companies. Customers of the Eni subsidiary “Eni gas e luce”, which engages in marketing gas and power to residential customers, were grouped into homogeneous clusters with different credit risk and probability of default which have been estimated based on past experience on credit collection, systematically updated and, in case of particular market conditions, adjusted to take into account expected market and credit trends in any given cluster.

The exposure to credit risk and expected losses relating to retail customers of the Gas & Power segment was assessed on the basis of a provision matrix as follows:

	Ageing
	Not-past	from 0	from 3	from 6	over
(€ million)	due	to 3 months	to 6 months	to 12 months	12 months	Total
December 31, 2019
Customers - Eni gas e luce:
- Retail	991	105	60	86	376	1,618
- Middle	93	29	4	14	263	403
- Other	76	3	1	2	2	84
Gross amount	1,160	137	65	102	641	2,105
Allowance for doubtful accounts	(16)	(27)	(26)	(49)	(548)	(666)
Net amount	1,144	110	39	53	93	1,439
Expected loss (%)	1.4	19.7	40.0	48.0	85.5	31.6
December 31, 2018
Customers - Eni gas e luce:
- Retail	575	49	34	64	554	1,276
- Middle	449	43	13	29	349	883
- Other	207	2	1	2	3	215
Gross amount	1,231	94	48	95	906	2,374
Allowance for doubtful accounts	(20)	(18)	(18)	(56)	(745)	(857)
Net amount	1,211	76	30	39	161	1,517
Expected loss (%)	1.6	19.1	37.5	58.9	82.2	36.1

Trade and other receivables are stated net of the allowance for doubtful accounts which has been determined considering the counterparty risk mitigation factors amounting to €2,914 million (€3,072 million at December 31, 2018):

(€ million)	2019	2018
Carrying amount - beginning of the year	3,150	2,639
Changes in accounting policies (IFRS 9)		427
Carrying amount - restated	3,150	3,066
Additions on trade and other performing receivables	95	126
Additions on trade and other defaulted receivables	525	372
Deductions on trade and other performing receivables	(119)	(189)
Deductions on trade and other defaulted receivables	(484)	(532)
Other changes	79	307
Carrying amount - end of the year	3,246	3,150

Additions to allowance for doubtful accounts on trade and other performing receivables related for €67 million (€108 million in 2018) to the Gas & Power segment, particularly in the retail business; in the Exploration & Production segment provisions of €23 million (€16 million in 2018) related to cash calls towards joint operators - State oil Companies or International Oil Companies - in oil projects operated by Eni.

Additions to allowance for doubtful accounts on trade and other defaulted receivables related to the Exploration & Production segment for €339 million (€291 million in 2018) and were in relation with receivables for the supply of equity hydrocarbons to State-owned companies and receivables towards joint operators for cash calls in oil projects operated by Eni.

Utilizations of allowance for doubtful accounts on trade and other performing and defaulted receivables amounted to €603 million (€721 million in 2018) and mainly related to the Gas & Power segment for €385 million(€613 million in 2018), in particular utilizations against charges of €344 million (€579 million in 2018) mainly in the retail business. The mitigation measures regarding the counterparty risk executed by the Company, including better customer selection, allowed to reduce the incidence of unpaid amounts on retail sales of gas and power to physiological levels. Utilizations in Exploration & Production segment of €177 million (€66 million in 2018) related to the progress in the collection of overdue amounts for cash calls.

Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2019	2018
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	(620)	(498)
Credit losses	(45)	(37)
Reversals	233	120
	(432)	(415)

Receivables with related parties are disclosed in note 36 — Transactions with related parties.